Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Lease arrangements
Summary of right-of-use assets

Right-of-use assets

	2021	2022
	£m	£m
At start of year	216	161
Additions	25	34
Acquisitions	–	3
Remeasurement	9	8
Disposals	(5)	(8)
Depreciation	(66)	(63)
Impairment	(14)	–
Exchange translation differences	(4)	10
At end of year	161	145

Summary of lease liability	Lease liability

	2021	2022
	£m	£m
Current
Property	(67)	(65)
Non-property	(2)	(2)
Non-current
Property	(136)	(113)
Non-property	(3)	(2)
Total	(208)	(182)

Summary of net finance lease receivable

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2021	2022
	£m	£m
Net finance lease receivable	2	5